INCOME TAXES (Details) - Schedule of Company's Deferred Tax Assets - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Operating loss carryforwards	$ 4,405,000	$ 3,752,000
Research and development	780,000	592,000
Accrued expenses	304,000	219,000
Lease liability	39,000	62,000
Other	25,000	30,000
Total deferred tax assets	5,553,000	4,655,000
Deferred tax liabilities
Right of use asset	(46,000)	(70,000)
Total deferred tax liabilities	(46,000)	(70,000)
Valuation allowance	(5,507,000)	(4,585,000)	$ (4,317,000)
Deferred tax assets, net of valuation allowance	$ 0	$ 0